Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2020		Jun. 30, 2019		Jun. 30, 2020		Jun. 30, 2019		Dec. 31, 2019		Dec. 31, 2018
Statement of Financial Position [Abstract]
Operating costs	$ 1,172,861		$ 148,100		$ 1,893,499		$ 323,167		$ 1,415,881		$ 780,534
Loss from operations	(1,172,861)		(148,100)		(1,893,499)		(323,167)		(1,415,881)		(780,534)
Other income:
Interest income	17,359		770,755		310,441		1,504,270		2,651,036		2,132,976
Unrealized (loss) gain on marketable securities held in Trust Account			(4,268)				3,217		9,588		13,795
Total other income, net	17,359		766,487		310,441		1,507,487		2,660,624		2,146,771
(Loss) income before income taxes	(1,155,502)		618,387		(1,583,058)		1,184,320		1,244,743		1,366,237
Benefit (provision) for income taxes	27,720		(129,861)		(4,439)		(251,097)		(424,383)		(284,958)
Net (loss) income	$ (1,127,782)		$ 488,526		$ (1,587,497)		$ 933,223		$ 820,360		$ 1,081,279
Weighted average shares outstanding, basic and diluted (in Shares)	4,449,567	[1]	4,061,551	[1]	4,398,098	[1]	4,057,156	[1]	4,098,986	[2]	3,953,561	[2]
Basic and diluted net loss (income) per common share (in Dollars per share)	$ (0.26)	[3]	$ (0.02)	[3]	$ (0.39)	[3]	$ (0.04)	[3]	$ (0.25)	[4]	$ (0.12)	[4]

[1]	Excludes an aggregate of up to 1,422,573 and 11,557,525 shares subject to possible redemption at June 30, 2020 and 2019, respectively.
[2]	Excludes an aggregate of up to 9,831,911 and 11,572,288 shares subject to possible redemption at December 31, 2019 and 2018, respectively.
[3]	Excludes income of $8,594 and $550,253 attributable to shares subject to possible redemption for the three months ended June 30, 2020 and 2019, respectively. Excludes income of $121,548 and $1,085,101 attributable to shares subject to possible redemption for the six months ended June 30, 2020 and 2019, respectively (see Note 2).
[4]	Excludes income of $1,854,509 and $1,571,048 attributable to shares subject to possible redemption for the years ended December 31, 2019 and 2018, respectively.